UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant's telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2007

Date of reporting period:	1/31/2007

Item 1. Schedule of Investments.

The Schedule of Investments for the period ending January 31, 2007 is filed herewith.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2007 (unaudited)

Percentage of
Industry	Net Assets
Banks	13.0%
Beverages, Food & Tobacco	13.1
Building Materials	1.8
Chemicals	4.3
Commercial Services & Supplies	8.1
Communications	3.9
Computer Software & Processing	1.6
Computers & Information	0.8
Electrical Equipment	15.2
Financial Services	6.1
Health Care Providers & Services	2.0
Heavy Machinery	4.8
Insurance	1.6
Medical Supplies	4.1
Oil & Gas	10.2
Pharmaceuticals	3.1
Real Estate	2.1
Retailers	2.3
Short Term Investments and Repurchase Agreements	3.4
Total Investments	101.5
Other Assets Less Liabilities	(1.5)
Net Assets	100.0%

1

	Shares	Value (1)

Common Stocks - 95.7%

Austria - 2.2%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	105,800	8,280,436

Bermuda - 2.9%
Bunge Ltd. (Beverages, Food & Tobacco)	141,200	10,865,340

Canada - 4.1%
EnCana Corp. (Oil & Gas)	159,632	7,667,125
Imperial Oil Ltd. (Oil & Gas)	225,940	7,937,272
		15,604,397

China - 2.1%
China Mobile Ltd. - Sponsored ADR (Communications)	174,800	8,067,020

France - 8.8%
Air Liquide (Chemicals)	48,792	11,374,770
Dassault Systemes SA (Computer Software & Processing)	110,800	6,028,920

LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	70,900	7,477,009
Schneider Electric SA (Electrical Equipment)	72,310	8,769,272
		33,649,971

Germany - 3.4%
Fresenius AG (Health Care Providers & Services)	22,650	4,564,882
Qiagen NV (Commercial Services & Supplies) * †	493,600	8,486,471
		13,051,353

Hong Kong - 2.9%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	573,000	5,723,339
Li & Fung Ltd. (Commercial Services & Supplies)	1,746,200	5,504,981
		11,228,320

India - 1.4%
HDFC Bank Ltd. (Banks)	221,400	5,451,530

Ireland - 1.8%
CRH plc (Building Materials)	177,252	7,021,381

Japan - 17.5%
Fanuc Ltd. (Electrical Equipment)	74,200	6,917,838
Hirose Electronics Co., Ltd. (Electrical Equipment)	39,700	4,714,350
Hoya Corp. (Electrical Equipment)	192,900	7,010,705
JSR Corp. (Chemicals)	204,700	4,876,431
Keyence Corp. (Electrical Equipment)	35,865	8,093,779
Kubota Corp. (Heavy Machinery)	782,300	8,294,993
Monex Beans Holdings Inc. (Computers & Information)	3,212	2,906,581
Nomura Holdings Inc. (Financial Services)	380,800	7,758,403
Sumitomo Realty & Development Co., Ltd. (Real Estate)	225,000	7,831,106
Yokogawa Electric Corp. (Electrical Equipment)	507,500	8,283,841
		66,688,027

Mexico - 4.2%
America Movil SA de CV, Series L - ADR (Communications)	157,900	7,004,446
Wal-Mart de Mexico SA de CV - ADR (Retailers)	202,080	8,915,446
		15,919,892

Netherlands - 1.9%
Royal Numico NV (Beverages, Food & Tobacco)	138,600	7,354,863

1

	Shares	Value (1)

Poland - 1.3%
Bank Pekao SA - GDR (Banks) †	59,100	4,822,560

Russia - 1.6%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	137,450	5,905,048

Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	330,083	4,726,665

South Africa - 2.0%
Sasol Ltd. (Oil & Gas)	224,400	7,643,181

South Korea - 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S, 144A (Electrical Equipment)	22,400	6,835,880

Spain - 2.9%
Banco Santander Central Hispano SA (Banks)	572,100	10,895,008

Sweden - 4.9%
Atlas Copco AB, Class A (Heavy Machinery) †	289,500	9,970,579
Skandinaviska Enskilda Banken AB, Class A (Banks)	261,000	8,714,166
		18,684,745

Switzerland - 14.1%
Alcon Inc. (Medical Supplies) †	59,700	7,030,272
Nestle SA - ADR (Beverages, Food & Tobacco)	120,920	11,053,406
Nobel Biocare Holding AG (Medical Supplies)	25,550	8,502,073
Roche Holding AG - Genusschein (Pharmaceuticals)	62,430	11,769,683
Swiss Re - Registered (Insurance)	73,200	6,111,600
UBS AG - Registered (Financial Services)	150,820	9,480,018
		53,947,052

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,605,203	7,451,690

United Kingdom - 10.7%
BG Group plc (Oil & Gas)	744,400	9,797,310
Standard Chartered plc (Banks)	237,440	6,856,489
Tesco plc (Beverages, Food & Tobacco)	968,300	7,971,316
Unilever plc (Beverages, Food & Tobacco)	190,165	5,176,188
WPP Group plc (Commercial Services & Supplies)	756,830	11,134,318
		40,935,621

Total Common Stocks (Cost $220,177,326)		365,029,980

Preferred Stocks - 0.8%
Germany - 0.8%
Fresenius AG (Health Care Providers & Services)	14,240	2,996,800

Total Preferred Stocks (Cost $3,079,891)		2,996,800

2

	Face Amount
Short Term Investments - 0.3%
Federal Home Loan Bank, 5.161%, due 02/14/07 ††	631,383	631,383
Federal Home Loan Mortgage Corporation, 5.161%, due 02/09/07 ††	602,137	602,137

Total Short Term Investments (Cost $1,233,520)		1,233,520

	Face Amount
Repurchase Agreements - 4.7%
Morgan Stanley Repurchase Agreement, 5.30%, due 02/01/07 in the amount of $12,054,462; issued 01/31/07 (collateralized by $11,875,024 par of FHLMC, 4.75% to 6.75%, due 11/03/09 to 03/15/31 with an aggregate market value of $12,176,279) ††	11,818,100	11,818,100
Investors Bank & Trust Repurchase Agreement, 3.50%, due 02/01/07 in the amount of $6,110,767; issued 01/31/07 (collateralized by $6,237,170 par of GMNA #8302, 6.125%, due 10/20/23, SBA #506187, 8.625%, due 05/25/16, GMNA #8006, 5.75%, due 07/20/22, SBA #506188, 8.375%, due 11/25/15, FHLMC #1695, 6.425%, due 12/15/23, and FNMA #709345, 3.96%, due 06/01/33 with an aggregate market value of $6,415,682)	6,110,173	6,110,173

Total Repurchase Agreements (Cost $17,928,273)		17,928,273

Total Investments - 101.5% (Cost $242,419,010)		$387,188,573

Other Assets Less Liabilities - (1.5)%		(5,623,558)

Net Assets - 100.0%		$381,565,015

See Notes to Financial Statements

Summary of Abbreviations

144A -

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 1.79% of net assets as of January 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

ADR -	American Depository Receipt
FHLMC -	Federal Home Loan Mortgage Association
FNMA -	Federal National Mortgage Association
GDR -	Global Depositary Receipt
GNMA -	Government National Mortgage Association
Reg S -	Security sold outside United States without registration under the Securities Act of 1933
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2007; the value of the securities loaned amounted to $12,461,065 The value of collateral amounted to $13,051,620 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2007 (unaudited)

Percentage of
Industry	Net Assets
Banks	7.5%
Beverages, Food & Tobacco	4.2
Chemicals	5.8
Commercial Services & Supplies	5.3
Communications	9.3
Computer Software & Processing	2.4
Computers & Information	2.1
Cosmetics & Personal Care	4.6
Electrical Equipment	10.5
Financial Services	2.4
Heavy Machinery	2.3
Industrial - Diversified	4.5
Insurance	3.7
Media	4.0
Medical Supplies	4.7
Metals & Mining	2.7
Oil & Gas	9.8
Pharmaceuticals	7.6
Real Estate	3.4
Retailers	2.0
Short Term Investments and Repurchase Agreements	2.3
Transportation	2.4
Total Investments	103.5
Other Assets Less Liabilities	(3.5)
Net Assets	100.0%

1

	Shares	Value (1)

Common Stocks - 99.8%

Australia - 2.7%
Rio Tinto Ltd. (Metals & Mining)	14,960	896,536

Austria - 1.2%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	4,900	383,498

Canada - 2.2%
EnCana Corp. (Oil & Gas)	15,000	720,450

China - 4.9%
China Merchants Holdings International Co., Ltd. (Transportation)	208,000	769,904
China Mobile Ltd. - Sponsored ADR (Communications)	17,800	821,470
		1,591,374

Egypt - 1.0%
Orascom Telecom Holding SAE - GDR (Communications)	4,850	334,617

France - 9.0%
Air Liquide (Chemicals)	1,905	444,109
Dassault Systemes SA (Computer Software & Processing)	7,500	408,095
L’Oreal SA (Cosmetics & Personal Care)	6,920	731,536
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	349,490
Schlumberger Ltd. (Oil & Gas)	15,800	1,003,142
		2,936,372

Germany - 2.3%
Qiagen NV (Commercial Services & Supplies) * †	43,900	754,773

Hong Kong - 3.0%
Li & Fung Ltd. (Commercial Services & Supplies)	305,800	964,050

Japan - 12.5%
Fanuc Ltd. (Electrical Equipment)	3,100	289,020
Hirose Electronics Co., Ltd. (Electrical Equipment)	2,400	284,998
JSR Corp. (Chemicals)	28,800	686,083
Keyence Corp. (Electrical Equipment)	2,860	645,426
Monex Beans Holdings Inc. (Computers & Information)	370	334,818
Nomura Holdings Inc. (Financial Services)	17,600	358,582
Sumitomo Realty & Development Co., Ltd. (Real Estate)	32,000	1,113,757
Yokogawa Electric Corp. (Electrical Equipment)	23,000	375,425
		4,088,109

Mexico - 1.4%
America Movil SA de CV, Series L - ADR (Communications)	10,300	456,908

South Africa - 1.3%
Sasol Ltd. (Oil & Gas)	12,440	423,713

South Korea - 1.8%
Kookmin Bank - ADR (Banks) *	3,900	310,167
Samsung Electronics Co., Ltd., GDR, Reg S, 144A (Electrical Equipment)	940	286,863
		597,030

1

	Shares	Value (1)

Spain - 1.3%
Bankinter SA (Banks)	5,400	432,595

Switzerland - 7.9%
Alcon Inc. (Medical Supplies)	3,900	459,264
Nestle SA - ADR (Beverages, Food & Tobacco)	6,820	623,422
Novartis AG - Registered (Pharmaceuticals)	6,920	399,568
Roche Holding AG - Genusschein (Pharmaceuticals)	2,100	395,905
Swiss Re - Registered (Insurance)	4,700	392,412
Synthes Inc. (Medical Supplies)	2,400	303,035
		2,573,606

United Kingdom - 3.9%
Pearson plc (Media)	28,800	455,975
Standard Chartered plc (Banks)	27,700	799,885
		1,255,860

United States - 43.4%
3M Co. (Industrial - Diversified)	11,780	875,254
Abbott Laboratories (Pharmaceuticals)	13,100	694,300
Air Products & Chemicals Inc. (Chemicals)	4,500	335,970
American International Group (Insurance)	12,100	828,245
Analog Devices (Electrical Equipment)	17,400	569,850
Automatic Data Processing Inc. (Computer Software & Processing)	7,720	368,398
Caterpillar Inc. (Heavy Machinery)	12,000	768,840
Cisco Systems Inc. (Communications) *	36,700	975,853
Colgate-Palmolive Co. (Cosmetics & Personal Care)	11,400	778,620
eBay Inc. (Computers & Information) *	11,400	369,246
Emerson Electric Co. (Electrical Equipment)	21,500	966,855
Exxon Mobil Corp. (Oil & Gas)	14,050	1,041,105
Genentech Inc. (Pharmaceuticals) *	3,600	314,532
General Electric Co. (Industrial - Diversified)	16,400	591,220
Medco Health Solutions Inc. (Pharmaceuticals) *	11,439	677,303
Medtronic Inc. (Medical Supplies)	14,450	772,353
Praxair Inc. (Chemicals)	6,600	416,196
Qualcomm Inc. (Communications)	11,600	436,856
The Coca-Cola Company (Beverages, Food & Tobacco)	8,130	389,264
TJX Companies Inc. (Retailers)	10,700	316,399
Viacom Inc., Class B (Media) *	20,875	848,986
Walgreen Co. (Retailers)	7,250	328,425
Wells Fargo & Co. (Banks)	14,400	517,248
		14,181,318

Total Common Stocks (Cost $21,505,846)		32,590,809

	Face Amount
Short Term Investments - 0.2%
Federal Home Loan Bank, 5.161, due 02/14/07% ††	37,165	37,165
Federal Home Loan Mortgage Corporation, 5.161, due 02/09/07% ††	35,443	35,443

Total Short Term Investments (Cost $72,608)		72,608

2

	Face Amount
Repurchase Agreements - 3.5%
Morgan Stanley Repurchase Agreement, 5.30%, due 02/01/07 in the amount of $709,555; issued 01/31/07 (collateralized by $698,993 par of FHLMC, 4.75% to 6.75%, due 11/03/09 to 03/15/31 with an aggregate market value of $716,725) ††	695,642	695,642
Investors Bank & Trust Repurchase Agreement, 3.50%, due 02/01/07 in the amount of $434,868; issued 01/31/07 (collateralized by $447,103 par of FNMA #181812, 5.62%, due 09/01/29 with an aggregate market value of $456,567)	434,826	434,826

Total Repurchase Agreements (Cost $1,130,468)		1,130,468

Total Investments - 103.5% (Cost $22,708,922)		$33,793,885

Other Assets Less Liabilities - (3.5%)		(1,137,482)

Net Assets - 100.0%		$32,656,403

See Notes to Financial Statements

Summary of Abbreviations
144A -

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.88% of net assets as of January 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

ADR -	American Depository Receipt
FHLMC -	Federal Home Loan Mortgage Association
FNMA -	Federal National Mortgage Association
GDR -	Global Depositary Receipt
GNMA -	Government National Mortgage Association
Reg S -	Security sold outside United States without registration under the Securities Act of 1933
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2007; the value of the securities loaned amounted to $730,321. The value of collateral amounted to $768,250 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2007 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.5%
Airlines	0.7
Automotive	1.7
Banks	14.4
Beverages, Food & Tobacco	5.2
Building Materials	2.2
Chemicals	2.6
Commercial Services & Supplies	4.6
Communications	13.2
Computers & Information	0.7
Cosmetics & Personal Care	1.3
Electric Utilities	1.2
Electrical Equipment	10.9
Energy Equipment & Services	1.2
Financial Services	5.7
Forest Products & Paper	0.9
Home Construction, Furnishings & Appliances	3.5
Insurance	1.7
Medical Supplies	1.0
Metals & Mining	4.2
Oil & Gas	13.1
Pharmaceuticals	2.6
Real Estate	0.8
Retailers	3.7
Short Term Investments and Repurchase Agreements	1.5
Transportation	3.1
Total Investments	102.2
Other Assets Less Liabilities	(2.2)
Net Assets	100.0%

1

	Shares	Value (1)

Common Stocks - 93.2%

Brazil - 8.3%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	21,800	1,207,502
Brazil Realty SA (Real Estate)	124,398	1,150,830
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	28,800	1,489,824
Companhia Vale do Rio Doce - ADR (Metals & Mining)	80,620	2,735,437
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	18,800	762,340
Natura Cosmeticos SA (Cosmetics & Personal Care)	135,000	1,824,110
Petroleo Brasileiro SA - ADR (Oil & Gas)	24,099	2,368,450
		11,538,493

Chile - 1.7%
Banco Santander - ADR (Banks)	28,936	1,431,175
Lan Airlines SA - Sponsored ADR (Airlines)	15,400	956,032
		2,387,207

China - 10.0%
ASM Pacific Technology Ltd. (Electrical Equipment)	241,500	1,461,294
China Merchants Holdings International Co., Ltd. (Transportation)	421,000	1,558,315
China Mobile Ltd. - Sponsored ADR (Communications)	72,449	3,343,521
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	27,020	2,260,223
China Resources Enterprise (Financial Services)	570,000	1,790,136
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	690,000	1,687,806
Datang International Power Generation Co., Ltd. (Electric Utilities)	1,677,800	1,704,010
		13,805,305

Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)	37,670	1,120,682

Czech Republic - 1.0%
Zentiva BV (Pharmaceuticals)	21,950	1,331,957

Egypt - 3.3%
Orascom Construction Industries (Commercial Services & Supplies)	22,670	2,062,099
Orascom Telecom Holding SAE - GDR (Communications) †	36,349	2,507,835
		4,569,934

Hong Kong - 0.3%
Wumart Stores, Inc. - Class H (Retailers) #	463,200	355,963

Hungary - 0.8%
Gedeon Richter Rt. (Pharmaceuticals)	5,599	1,129,180

India - 7.7%
Bajaj Auto Ltd. (Automotive)	15,220	952,018
Bharti Tele-Ventures Ltd. (Communications) # *	224,250	3,706,863
Container Corp. of India Ltd. (Transportation)	8,700	400,804
Gujarat Ambuja Cements Ltd. (Building Materials)	425,600	1,326,929
HDFC Bank Ltd. - ADR (Banks)	22,553	1,721,245
ICICI Bank Ltd. (Banks)	122,200	2,616,280
		10,724,139

Indonesia - 2.6%
Perusahaan Gas Negara PT (Oil & Gas)	1,342,200	1,386,157
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	51,230	2,149,611
		3,535,768

1

	Shares	Value (1)

Israel - 1.7%
Israel Chemicals Ltd. (Chemicals)	383,830	2,368,473

Malaysia - 2.0%
IOI Corp. Berhad (Chemicals)	244,800	1,286,597
Sime Darby Berhad (Commercial Services & Supplies)	649,000	1,522,536
		2,809,133

Mexico - 8.7%
America Movil SA de CV, Series L - ADR (Communications)	70,750	3,138,470
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	508,880	2,024,845
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	284,500	1,548,593
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances) *	758,700	2,716,859
Wal-Mart de Mexico SA de CV - ADR (Retailers)	59,515	2,625,707
		12,054,474

Philippines - 1.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications) †	37,855	1,991,930

Poland - 1.8%
Bank Pekao SA (Banks)	20,340	1,714,369
Polski Koncern Naftowy Orlen SA (Oil & Gas)	53,340	846,194
		2,560,563

Russia - 8.9%
Lukoil - Sponsored ADR (Oil & Gas)	40,128	3,190,176
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	99,350	4,268,218
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco) *	55,220	1,505,090
Sberbank of Russia (Banks)	1,037	3,422,100
		12,385,584

South Africa - 10.1%
Aspen Pharmacare Holdings Ltd. (Medical Supplies) *	298,580	1,428,720
Bidvest Group Ltd. (Commercial Services & Supplies)	71,757	1,341,587
Impala Platinum Holdings, Ltd. (Metals & Mining)	106,624	3,070,712
Pretoria Portland Cement Co., Ltd. (Building Materials)	28,395	1,663,973
SABMiller plc (Beverages, Food & Tobacco)	63,200	1,444,398
Sasol Ltd. (Oil & Gas)	63,080	2,148,538
Standard Bank Group Ltd. (Banks)	51,170	701,639
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	617,267	2,138,936
		13,938,503

South Korea - 11.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies) *	48,130	1,399,130
Hankook Tire Co., Ltd. (Automotive)	90,700	1,334,457
Hynix Semiconductor, Inc. (Electrical Equipment) *	43,930	1,465,511
Kookmin Bank - ADR (Banks) *	23,273	1,850,902
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	4,201	973,702
Samsung Electronics Co., Ltd., GDR, Reg S, 144A (Electrical Equipment)	12,830	3,915,372
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	14,020	2,362,622
Shinsegae Co., Ltd. (Retailers)	3,700	2,146,755
		15,448,451

Taiwan - 5.9%
Advantech Co., Ltd. (Computers & Information)	294,778	931,504
Delta Electronics (Electrical Equipment)	646,600	2,114,523

2

	Shares	Value (1)

Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	424,400	2,904,796
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,091,555	2,256,164
		8,206,987

Thailand - 1.1%
Siam Commercial Bank-Alien (Banks)	877,770	1,490,314

Turkey - 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	36,568	1,201,489
Turkiye Is Bankasi (Banks)	314,271	1,514,457
		2,715,946

United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	159,020	1,149,882

United States - 1.1%
NII Holdings, Inc. (Communications) *	20,390	1,504,782

Total Common Stocks (Cost $111,739,089)		129,123,650

Preferred Stocks - 4.6%
Brazil - 3.4%
All America Latina Logistica SA (Transportation)	211,700	2,292,366
Banco Itau Holding Financeria SA - ADR (Banks)	64,144	2,371,404
		4,663,770

Russia - 1.2%
Transneft (Oil & Gas)	709	1,680,330

Total Preferred Stocks (Cost $4,836,499)		6,344,100

	Face Amount
Short Term Investments - 0.1%
Federal Home Loan Bank, 5.161%, due 02/14/07 ††	99,677	99,677
Federal Home Loan Mortgage Corporation, 5.161%, due 02/09/07 ††	95,060	95,060

Total Short Term Investments (Cost $194,737)		194,737

	Face Amount
Repurchase Agreements - 4.3%
Morgan Stanley Repurchase Agreement, 5.30%, due 02/01/07 in the amount of $1,903,049; issued 01/31/07 (collateralized by $1,874,721 par of FHLMC, 4.75% to 6.75%, due 11/03/09 to 03/15/31 with an aggregate market value of $1,922,280) ††	1,865,734	1,865,734
Investors Bank & Trust Repurchase Agreement, 3.50%, due 02/01/07 in the amount of $4,018,995; issued 01/31/07 (collateralized by $4,085,299 par of FNMA #783622, 4.834%, due 07/01/35, GNMA #80610, 5.375%, due 06/20/32, GNMA #8238, 5.75%, due 07/20/23, SBA #505151, 7.625%, due 08/25/25, and SBA #505147, 8.625%, due 10/25/25 with an aggregate market value of $4,219,535)	4,018,604	4,018,604

Total Repurchase Agreements (Cost $5,884,338)		5,884,338

3

	Shares	Value (1)

Total Investments - 102.2% (Cost $122,654,663)		$141,546,825

Other Assets Less Liabilities - (2.2)%		(3,000,494)

Net Assets - 100.0%		$138,546,331

See Notes to Financial Statements

Summary of Abbreviations
144A -

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.83% of net assets as of January 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

ADR -	American Depository Receipt
FHLMC -	Federal Home Loan Mortgage Association
FNMA -	Federal National Mortgage Association
GDR -	Global Depositary Receipt
GNMA -	Government National Mortgage Association
Reg S -	Security sold outside United States without registration under the Securities Act of 1933
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2007; the value of the securities loaned amounted to $1,996,520. The value of collateral amounted to $2,060,471 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

4

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2007 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.6%
Airlines	0.7
Automotive	1.7
Banks	14.5
Beverages, Food & Tobacco	5.3
Building Materials	2.2
Chemicals	2.7
Commercial Services & Supplies	4.6
Communications	13.3
Computers & Information	0.7
Cosmetics & Personal Care	1.3
Electric Utilities	1.2
Electrical Equipment	11.1
Energy Equipment & Services	1.2
Financial Services	4.4
Forest Products & Paper	0.9
Home Construction, Furnishings & Appliances	3.5
Insurance	1.7
Medical Supplies	1.0
Metals & Mining	4.2
Oil & Gas	13.1
Pharmaceuticals	2.7
Real Estate	0.8
Retailers	3.8
Short Term Investments and Repurchase Agreements	1.5
Transportation	3.1
Total Investments	101.8
Other Assets Less Liabilities	(1.8)
Net Assets	100.0%

1

	Shares	Value (1)

Common Stocks - 94.1%

Brazil - 8.3%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	262,700	14,550,952
Brazil Realty SA (Real Estate)	1,480,692	13,698,170
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	338,700	17,520,951
Companhia Vale do Rio Doce - ADR (Metals & Mining)	975,550	33,100,412
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	223,840	9,076,712
Natura Cosmeticos SA (Cosmetics & Personal Care)	1,635,300	22,096,048
Petroleo Brasileiro SA - ADR (Oil & Gas) †	286,021	28,110,144
		138,153,389

Chile - 1.7%
Banco Santander - ADR (Banks)	344,644	17,046,092
Lan Airlines SA - Sponsored ADR (Airlines)	185,200	11,497,216
		28,543,308

China - 10.0%
ASM Pacific Technology Ltd. (Electrical Equipment)	2,985,000	18,061,958
China Merchants Holdings International Co., Ltd. (Transportation)	5,077,600	18,794,534
China Mobile Ltd. - Sponsored ADR (Communications)	872,661	40,273,305
China Petroleum & Chemical Corp. - ADR (Oil & Gas) †	324,700	27,161,155
China Resources Enterprise (Financial Services)	7,000,000	21,984,121

China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	8,350,000	20,424,898
Datang International Power Generation Co., Ltd. (Electric Utilities)	20,194,700	20,510,173
		167,210,144

Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)	458,800	13,649,300

Czech Republic - 1.0%
Zentiva BV (Pharmaceuticals)	277,800	16,857,294

Egypt - 3.4%
Orascom Construction Industries (Commercial Services & Supplies)	277,190	25,213,645
Orascom Telecom Holding SAE - GDR (Communications) †	444,471	30,665,493
		55,879,138

Hong Kong - 0.4%
Wumart Stores, Inc. - Class H (Retailers) #	8,228,000	6,323,110

Hungary - 0.8%
Gedeon Richter Rt. (Pharmaceuticals)	68,811	13,877,483

India - 7.9%
Bajaj Auto Ltd. (Automotive)	195,700	12,241,126
Bharti Tele-Ventures Ltd. (Communications) # *	2,749,108	45,442,889
Container Corp. of India Ltd. (Transportation)	104,600	4,818,866
Gujarat Ambuja Cements Ltd. (Building Materials)	5,172,000	16,125,185
HDFC Bank Ltd. - ADR (Banks)	268,597	20,499,323
ICICI Bank Ltd. (Banks)	864,700	18,513,075
ICICI Bank Ltd. - Sponsored ADR (Banks)	301,000	13,289,150
		130,929,614

Indonesia - 2.6%
Perusahaan Gas Negara PT (Oil & Gas)	16,233,200	16,764,839
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	615,050	25,807,498

	Shares	Value (1)

		42,572,337

Israel - 1.7%
Israel Chemicals Ltd. (Chemicals)	4,670,800	28,821,779

Malaysia - 2.0%
IOI Corp. Berhad (Chemicals)	2,970,000	15,609,455
Sime Darby Berhad (Commercial Services & Supplies)	7,803,000	18,305,628
		33,915,083

Mexico - 8.6%
America Movil SA de CV, Series L - ADR (Communications)	847,200	37,581,793
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	6,084,840	24,211,720
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	3,441,100	18,730,628
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances) *	9,064,500	32,459,424
Wal-Mart de Mexico SA de CV - ADR (Retailers)	698,807	30,830,247
		143,813,812

Philippines - 1.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	457,715	24,084,963

Poland - 1.9%
Bank Pekao SA (Banks)	249,400	21,020,833
Polski Koncern Naftowy Orlen SA (Oil & Gas)	653,500	10,367,220
		31,388,053

Russia - 9.0%
Lukoil - Sponsored ADR (Oil & Gas)	480,702	38,215,809
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	1,194,495	51,317,207
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco) *	690,100	18,809,531
Sberbank of Russia (Banks)	12,578	41,507,400
		149,849,947

South Africa - 10.2%
Aspen Pharmacare Holdings Ltd. (Medical Supplies) *	3,578,650	17,124,021
Bidvest Group Ltd. (Commercial Services & Supplies)	898,642	16,801,233
Impala Platinum Holdings, Ltd. (Metals & Mining)	1,286,616	37,053,827
Pretoria Portland Cement Co., Ltd. (Building Materials)	349,515	20,481,898
SABMiller plc (Beverages, Food & Tobacco)	771,000	17,620,740
Sasol Ltd. (Oil & Gas)	761,520	25,937,768
Standard Bank Group Ltd. (Banks)	641,069	8,790,290
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	7,596,963	26,324,782
		170,134,559

South Korea - 11.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies) *	577,100	16,776,191
Hankook Tire Co., Ltd. (Automotive)	1,090,000	16,037,025
Hynix Semiconductor, Inc. (Electrical Equipment) *	541,500	18,064,510
Kookmin Bank - ADR (Banks) *	281,228	22,366,063
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	50,759	11,764,849

Samsung Electronics Co., Ltd., GDR, Reg S, 144A (Electrical Equipment)	154,011	47,000,031
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	168,900	28,462,682
Shinsegae Co., Ltd. (Retailers)	45,500	26,399,283
		186,870,634

Taiwan - 6.0%
Advantech Co., Ltd. (Computers & Information)	3,568,621	11,276,907

	Shares	Value (1)

Delta Electronics (Electrical Equipment)	7,927,076	25,923,262
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	5,213,600	35,684,366
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	13,188,478	27,259,615
		100,144,150

Thailand - 1.1%
Siam Commercial Bank-Alien (Banks)	10,605,400	18,006,291

Turkey - 2.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	475,754	15,631,515
Turkiye Is Bankasi (Banks)	3,822,999	18,422,841
		34,054,356

United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,921,700	13,895,910

United States - 1.1%
NII Holdings, Inc. (Communications) *	242,900	17,926,020

Total Common Stocks (Cost $1,115,655,524)		1,566,900,674

Preferred Stocks - 4.5%
Brazil - 3.3%
All America Latina Logistica SA (Transportation)	2,500,500	27,076,340
Banco Itau Holding Financeria SA - ADR (Banks)	766,326	28,331,072
		55,407,412
Russia - 1.2%
Transneft (Oil & Gas)	8,460	20,050,200

Total Preferred Stocks (Cost $35,178,960)		75,457,612

	Face Amount
Short Term Investments - 0.2%
Federal Home Loan Bank, 5.161%, due 02/14/07 ††	1,231,775	1,231,775
Federal Home Loan Mortgage Corporation, 5.161%, due 02/09/07 ††	1,174,717	1,174,717

Total Short Term Investments (Cost $2,406,492)		2,406,492

	Face Amount
Repurchase Agreements - 3.0%
Morgan Stanley Repurchase Agreement, 5.30%, due 02/01/07 in the amount of $23,517,223; issued 01/31/07 (collateralized by $23,167,154 par of FHLMC, 4.75% to 6.75%, due 11/03/09 to 03/15/31 with an aggregate market value of $23,754,877) ††	23,056,101	23,056,101

Investors Bank & Trust Repurchase Agreement, 3.50%, due 02/01/07 in the amount of $27,341,897; issued 01/31/07 (collateralized by $27,062,007 par of SBA #506445, 8.25%, due 07/25/28, SBA #504749, 8.625%, due 10/25/24, SBA #505934, 8.625%, due 04/25/22, SBA #506076, 8.625%, due 07/25/22, FNMA #726321, 4.225%, due 07/01/33, and SBA #505953, 8.625%, due 07/25/27 with an aggregate market value of $28,706,201)	27,339,239	27,339,239

	Shares	Value (1)

Total Repurchase Agreements (Cost $50,395,340)		50,395,340

Total Investments - 101.8% (Cost $1,203,636,316)	$1,695,160,118

Other Assets Less Liabilities - (1.8)%	(29,812,088)

Net Assets - 100.0%	$1,665,348,030

See Notes to Financial Statements

Summary of Abbreviations
144A -

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.83% of net assets as of January 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

ADR -	American Depository Receipt
FHLMC -	Federal Home Loan Mortgage Association
FNMA -	Federal National Mortgage Association
GDR -	Global Depositary Receipt
GNMA -	Government National Mortgage Association
Reg S -	Security sold outside United States without registration under the Securities Act of 1933
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2007; the value of the securities loaned amounted to $24,409,143. The value of collateral amounted to $25,462,594 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2007 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, “Portfolio”), all of which were active as of January 31, 2007: International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); and Emerging Markets Portfolio (“Emerging Markets”). The investment objective of each Portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring net assets of AMT Capital Fund, Inc.'s International Equity Portfolio for which Harding Loevner Management L.P. had served as sub advisor. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. The Investor Class of Global Equity has not yet commenced operations. Institutional Emerging Markets commenced operations on October 17, 2005. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolios’ net asset value and such significant event has a material impact on the Portfolios’ net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of January 31, 2007, there was one security in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the fund is indemnified by IBT, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

3. Investment Transactions

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at January 31, 2007, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
International Equity	$144,224,068	$232,038	$143,992,030	$243,196,543
Global Equity	11,235,001	195,782	11,039,219	22,754,666
Institutional Emerging Markets	20,041,802	1,321,051	18,720,751	122,826,074
Emerging Markets	491,880,316	7,496,214	484,384,102	1,210,776,016

There was no unrealized appreciation (depreciation) on foreign currency for the Funds for the period ended January 31, 2007.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on January 31, 2007.

5. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity, Global Equity, Institutional Emerging Markets, and Emerging Markets are authorized to invest.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/S/ David R. Loevner
David R. Loevner, President

Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ David R. Loevner
David R. Loevner, President

Date: March 22, 2007

By	/S/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date: March 22, 2007